ROPES & GRAY LLP PRUDENTIAL TOWER

800 BOYLSTON STREET BOSTON, MA 02199-3600

WWW.ROPESGRAY.COM

May 5, 2020		Adam M. Schlichtmann
T +1 617 951 7114
VIA EDGAR		F +1 617 235 7346
adam.schlichtmann@ropesgray.com
Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549
Re:	Western Asset Funds, Inc. (the "Registrant")
(Registration Nos. 33-34929 and 811-06110)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "Securities Act"), the undersigned has been authorized by the Registrant to submit this filing in lieu of a filing under Rule 497(c) under the Securities Act, and to certify (a) that the forms of the prospectus and statement of additional information used with respect to Western Asset Core Bond Fund, Western Asset Core Plus Bond Fund and Western Asset Inflation Indexed Plus Bond Fund, each a series of the Registrant, do not differ from those contained in Post-Effective Amendment No. 124 to the Registrant's Registration Statement ("Amendment No. 124"), and (b) that Amendment No. 124 was filed electronically.

Any questions or comments regarding this matter should be directed to the undersigned at (617) 951-7114.

Very truly yours,

/s/ Adam M. Schlichtmann

Adam M. Schlichtmann